Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt	Debt
The Company’s long-term debt obligations consist of the following:

	December 31, 2022
($ in millions)	Principal	Debt issuance cost, net	Total
3.500% Senior Secured Euro Notes due July 2024	320	(1)	319
6.500% Senior Secured U.S. Dollar Notes due February 2025	700	(3)	697
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(5)	745
3.500% Senior Secured Euro Notes due June 2026	800	(4)	796
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(4)	746
2.375% Senior Secured Euro Notes due April 2028	533	(3)	530
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(5)	745
Senior Secured Notes	4,603	(26)	4,578

Euro Term Loan Facilities due January 2027	1,067	(9)	1,058
U.S. Dollar Revolving Credit Facility A due July 2027	65	(10)	55
Long-term debt, less current portion	5,735	(45)	5,690

5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	61
Current portion of long-term debt	61	—	61

Total debt	5,795	(45)	5,750

	December 31, 2021
($ in millions)	Principal	Debt issuance cost, net	Total
5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	61
3.500% Senior Secured Euro Notes due July 2024	566	(3)	564
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100	(7)	1,093
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(6)	744
3.500% Senior Secured Euro Notes due June 2026	849	(5)	844
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(5)	745
2.375% Senior Secured Euro Notes due April 2028	566	(4)	562
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(6)	744
Senior Secured Notes	5,393	(36)	5,357

Euro Term Loan Facilities due January 2027	1,133	(12)	1,121
Long-term debt, less current portion	6,525	(48)	6,477

Short-term borrowings	52	—	52

Total debt	6,577	(48)	6,529

At December 31, 2022 and December 31, 2021, $9 million and $17 million, respectively, of debt issuance costs, net for the Revolving Credit Facilities with no outstanding borrowings, are recorded as other non-current assets in the consolidated balance sheets.
The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2022 is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2023	61	—	61
2024	—	533	533
2025	700	213	913
2026	750	1,013	1,763
2027	815	427	1,242
2028 and thereafter	750	533	1,283
Total principal payments	3,076	2,720	5,795

Senior Secured Notes

The key terms of our senior secured notes (the “Notes”), which were rated Ba2 and BB+ by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively, at December 31, 2022, are as follows:

Description	Principal (in millions)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
5.350% Senior Secured U.S. Dollar Notes due October 2023	$61	5.47%	International Game Technology	**	††	+	Semi-annually in arrears
3.500% Senior Secured Euro Notes due July 2024	€300	3.68%	Parent	*	†	++	Semi-annually in arrears
6.500% Senior Secured U.S. Dollar Notes due February 2025	$700	6.71%	Parent	*	†	++	Semi-annually in arrears
4.125% Senior Secured U.S. Dollar Notes due April 2026	$750	4.34%	Parent	*	†	+++	Semi-annually in arrears
3.500% Senior Secured Euro Notes due June 2026	€750	3.65%	Parent	*	†	+++	Semi-annually in arrears
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750	6.41%	Parent	*	†	++	Semi-annually in arrears
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	Parent	*	†	+++	Semi-annually in arrears
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	Parent	*	†	+++	Semi-annually in arrears

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†    Ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

††    Certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

+    International Game Technology may redeem in whole or in part at any time prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. International Game Technology may also redeem in whole or in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain gaming regulatory events. Upon the occurrence of certain events, International Game Technology will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.
++    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of the principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

+++    The Parent may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture governing the applicable Notes, together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

The Notes contain customary covenants and events of default. At December 31, 2022, the issuers were in compliance with the covenants.

On February 28, 2023, the Parent exercised the right to redeem: (i) €188 million of the 3.500% Senior Secured Euro Notes due July 2024 on March 16, 2023 for a redemption price of 100% of the principal amount and a make-whole call premium consistent with the terms of the indenture governing such notes, together with accrued and unpaid interest, and (ii) $200 million of the 6.500% Senior Secured U.S. Dollar Notes due February 2025 on March 16, 2023 for a redemption price of $1,012.54 per $1,000.00 of principal amount, together with accrued and unpaid interest.

On February 2, 2023, IGT announced that Fitch Ratings, Inc. (“Fitch”) had assigned each of IGT and its subsidiary, IGT Lottery Holdings B.V., a long-term issuer rating of BB+ with a stable rating outlook and a rating of BBB- to their long-term senior secured debt.

In January 2023, International Game Technology redeemed the 5.350% Senior Secured U.S. Dollar Notes due October 2023 in full pursuant to the exercise of the make-whole call option for $61 million, excluding interest.

In September 2022, the Parent used the proceeds from the sale of Lis Holdings S.p.A. to repurchase €200 million ($197 million) of the 3.500% Senior Secured Euro Notes due July 2024 for total consideration, excluding interest, of €201 million ($198 million) and $400 million of the 6.500% Senior Secured U.S. Dollar Notes due February 2025 for total consideration, excluding interest, of $406 million. The Company recorded a $2 million loss on extinguishment of debt in connection with the redemption of the 3.500% Senior Secured Euro Notes and a $9 million loss on extinguishment of debt in connection with the redemption of the 6.500% Senior Secured U.S. Dollar Notes, which are classified in other non-operating expense, net in the consolidated statement of operations for the year ended December 31, 2022.

In May 2021, the Parent used the proceeds from the sale of the Italian B2C businesses and borrowings under the Revolving Credit Facilities to redeem €850 million ($1.0 billion) of the 4.750% Senior Secured Euro Notes due February 2023 through the exercise of the make-whole call option for $1.1 billion, excluding interest. The Company recorded a $67 million loss on extinguishment of debt in connection with the redemption, which is classified in other non-operating expense, net in the consolidated statement of operations for the year ended December 31, 2021.

In March 2021, the Parent used the net proceeds from the sale of the 4.125% Senior Secured U.S. Dollar Notes due April 2026 and borrowings under the Revolving Credit Facilities to redeem $1.0 billion of the 6.250% Senior Secured U.S. Dollar Notes due February 2022 through the exercise of the make-whole call option for $1.0 billion, excluding interest. The Company recorded an $18 million loss on extinguishment of debt in connection with the redemption, of which a $24 million loss is classified in other non-operating expense, net and an offsetting gain of $6 million is classified in interest expense, net in the consolidated statement of operations for the year ended December 31, 2021.

In June 2020, the Parent used the net proceeds from the sale of the 5.250% Senior Secured U.S. Dollar Notes due January 2029 to redeem $500 million of the 6.250% Senior Secured U.S. Dollar Notes due February 2022 for $525 million, excluding interest. The Company recorded a $23 million loss on extinguishment of debt in connection with the redemption, of which a $28 million loss is classified in other non-operating expense, net and an offsetting gain of $5 million is classified in interest expense, net in the consolidated statement of operations for the year ended December 31, 2020.
Euro Term Loan Facilities

The Parent is a party to an Amended and Restated Senior Facilities Agreement dated July 21, 2021, as amended (the “TLF Agreement”), which provides for two €500 million senior secured term loan facilities, one to the Parent and one to IGT Lottery Holdings B.V., maturing on January 25, 2027 (the “Euro Term Loan Facilities”). The borrowers must repay the Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2024	200
January 25, 2025	200
January 25, 2026	200
January 25, 2027	400

Interest on the Euro Term Loan Facilities is payable between one and six months in arrears at rates equal to the applicable EURIBOR plus a margin based on (i) our public debt ratings by Moody’s, S&P, and Fitch and (ii) our ESG rating by Institutional Shareholder Services Inc. (“ISS”). At December 31, 2022 and 2021, the effective interest rate on the Euro Term Loan Facilities was 2.15% and 2.11%, respectively.

The Euro Term Loan Facilities are guaranteed by certain subsidiaries of the Parent and are secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable. Upon the occurrence of certain events, the borrowers may be required to prepay the Euro Term Loan Facilities in full. The TLF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of our public debt ratings by Moody’s, S&P, and Fitch are lower than Ba1/BB+ and $550 million if any two of our public debt ratings by Moody’s, S&P, and Fitch are equal to or higher than Ba1/BB+, and provides that such limit is eliminated if any two of our public debt ratings by Moody’s, S&P, and Fitch are equal to or higher than Baa3/BBB-. The TLF Agreement also contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2022, the Parent was in compliance with the covenants.

In July 2022, the Parent entered into an amendment to the TLF Agreement pursuant to which, among other changes, (i) the annual permitted acquisition limit was increased from 10% to 15% of consolidated total assets and the lifetime permitted acquisition limit was increased from $2.25 billion to $2.5 billion; and (ii) the annual limit on dividends and share repurchases was increased from $300 million to $400 million based on our public debt ratings at the time and to $550 million if any two of our public debt ratings are equal to or higher than Ba1/BB+ and eliminated if any two of our public debt ratings are equal to or higher than Baa3/BBB-.

In July 2021, the Parent entered into an Amendment and Restatement Agreement (the “TLF Amendment and Restatement Agreement”) with respect to the TLF Agreement. The TLF Amendment and Restatement Agreement among other things: (i) added a second term loan facility with IGT Lottery Holdings B.V. as the borrower, (ii) increased the aggregate amount of the term loan facilities from €860 million to €1.0 billion (with each of the Parent and IGT Lottery Holdings B.V. borrowing €500 million), (iii) extended the maturity date of the Euro Term Loan Facilities to January 25, 2027, (iv) reduced the applicable interest rate by 35 basis points based on current debt ratings, (v) provided for a maximum decrease or increase of an additional 7.5 basis points in the margin based on our ESG rating, and (vi) maintained and extended existing financial covenant thresholds. As a result of the TLF Amendment and Restatement Agreement, the Company reclassified the €320 million current portion of long-term debt to long-term debt.
Revolving Credit Facilities

The Parent and certain of its subsidiaries are party to an Amended and Restated Senior Facilities Agreement dated July 27, 2022 (the “RCF Agreement”), which provides for the following senior secured multi-currency revolving credit facilities (the “Revolving Credit Facilities”) maturing on July 31, 2027:

Facility (1)	Maximum Amount Available (in millions)
Revolving Credit Facility A	$820
Revolving Credit Facility B	€1,000
(1) The Parent, IGT Global Solutions Corporation, IGT Lottery Holdings B.V., IGT Lottery S.p.A, and International Game Technology are all borrowers under the Revolving Credit Facilities.

At December 31, 2022, the amounts available to be borrowed under Revolving Credit Facility A and Revolving Credit Facility B were $755 million and €1.0 billion ($1.1 billion), respectively.

Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable Secured Overnight Financing Rate (“SOFR”) or Sterling Overnight Index Average (“SONIA”) rate, in each case subject to a credit adjustment spread, for borrowings in U.S. Dollars and Pounds Sterling, respectively, or the applicable EURIBOR for Euro borrowings, plus a margin based on (i) our public debt ratings by Moody’s, S&P, and Fitch and (ii) our ESG rating by ISS. At December 31, 2022, the effective interest rate on Revolving Credit Facility A was 6.04%. There were no outstanding borrowings at December 31, 2022 for Revolving Credit Facility B or either of the Revolving Credit Facilities at December 31, 2021.

The RCF Agreement provides that the following fees, which are recorded in interest expense, net in the consolidated statements of operations, are payable quarterly in arrears:

•Commitment fees - payable on the aggregate undrawn and un-cancelled amount of the Revolving Credit Facilities based on a 0.35% margin.
•Utilization fees - payable on the aggregate drawn amount of the Revolving Credit Facilities at a rate ranging from 0.10% to 0.60% dependent on the percentage of the Revolving Credit Facilities utilized. The applicable rate was 0.10% at December 31, 2022.

The Revolving Credit Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests in certain subsidiaries and of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable. Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments. The RCF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of our public debt ratings by Moody’s, S&P, and Fitch are lower than Ba1/BB+ and $550 million if any two of our public debt ratings by Moody’s, S&P, and Fitch are equal to or higher than Ba1/BB+, and provides that such limit is eliminated if any two of our public debt ratings by Moody’s, S&P, and Fitch are equal to or higher than Baa3/BBB-. The RCF Agreement also contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2022, the borrowers were in compliance with the covenants.

In July 2022, the Parent entered into an Amendment and Restatement Agreement (the “RCF Amendment and Restatement Agreement”) with respect to the RCF Agreement, pursuant to which, among other changes, (i) the aggregate revolving facility A commitments of the lenders were decreased from $1.05 billion to $820 million; (ii) the aggregate revolving facility B commitments of the lenders were increased from €625 million to €1.0 billion; (iii) the final maturity date was extended from July 31, 2024 to July 31, 2027; (iv) LIBOR was replaced as a reference rate with the SOFR or SONIA rate, in each case subject to a credit adjustment spread, for borrowings in U.S. Dollars and Pounds Sterling, respectively; (v) the margins based on public debt ratings were reduced by at least 0.25% (0.40% at current public debt ratings) subject to a maximum of 0.075% increase or decrease based on the group's ESG rating; (vi) the annual permitted acquisition limit was increased from 10% to 15% of consolidated total assets and the lifetime permitted acquisition limit was increased from $2.25 billion to $2.5 billion; and (vii) the annual limit on dividends and share repurchases was increased from $300 million to $400 million based on our public debt ratings at the time and to $550 million if any two of our public debt ratings are equal to or higher than Ba1/BB+, and eliminated if any two of our public debt ratings are equal to or higher than Baa3/BBB-.

Other Credit Facilities

The Parent and certain of its subsidiaries may borrow under senior unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2021, there was $30 million of short-term borrowings under these facilities with an effective interest rate of 1.63%, respectively, and no outstanding borrowings at December 31, 2022.

Additionally, at December 31, 2021, the Company had an outstanding $21 million swingline loan under the Revolving Credit Facilities with an effective interest rate of 3.25%, which was classified in short-term borrowings.

Letters of Credit

The Parent and certain of its subsidiaries may obtain letters of credit under the Revolving Credit Facilities and under senior unsecured uncommitted demand credit facilities. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2022 and 2021 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted-Average Annual Cost
December 31, 2022	118	1.26%
December 31, 2021	335	1.08%
(1) Represents letters of credit outstanding not under the Revolving Credit Facilities.

Interest Expense, Net

	For the year ended December 31,
($ in millions)	2022	2021	2020
Senior Secured Notes	249	292	344
Term Loan Facilities	24	30	37
Revolving Credit Facilities	21	29	31
Other	8	4	1
Interest expense	302	354	413
Interest income	(13)	(13)	(15)
Interest expense, net	289	341	398